UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Government Cash Reserves Fidelity® Government Cash Reserves : FDRXX

This annual shareholder report contains information about Fidelity® Government Cash Reserves for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Cash Reserves	$ 38	0.37%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$239,508,339,984
Number of Holdings	638
Total Advisory Fee	$850,700,299
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	55.8
8-30	8.6
31-60	14.9
61-90	10.6
91-180	9.7
>180	3.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 40.0
Repurchase Agreements - 36.2
U.S. Government Agency - Debt - 26.4
Net Other Assets (Liabilities) - (2.6)%

How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914043.101    55-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Phillips Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Government Cash Reserves (the “Fund”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$55,100	$2,200	$2,200	$900

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Cash Reserves	$58,000	$3,800	$2,100	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
PwC	$13,756,900	$15,298,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Government Cash Reserves

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Government Cash Reserves
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 36.2%
	Maturity Amount ($)	Value ($)
Ficc Credit Ag Gc Repo (Gov) 4.13%, dated 12/1/2025 due 12/2/2025 (b)	1,938,222,332	1,938,000,000
Fixed Income Clearing Corp - Credit Agricole 4.13%, dated 12/1/2025 due 12/2/2025 (b)	2,175,249,521	2,175,000,000
Investments in repurchase agreements in a joint trading account at 4.09%, dated 11/28/2025 due 12/1/2025 (Collateralized by U.S. Government Obligations)#	9,759,506,861	9,756,181,000
Investments in repurchase agreements in a joint trading account at 4.09%, dated 11/28/2025 due 12/1/2025 (Collateralized by U.S. Government Obligations)#	25,008,521	25,000,000
Repurchase Agreements*	72,883,274,576	72,731,538,000
TOTAL REPURCHASE AGREEMENTS (Cost $86,625,719,000)		86,625,719,000

U.S. Government Agency - Debt - 26.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae 0.65% 12/17/2025	4.31	46,795,000	46,721,713
Fannie Mae 0.65% 12/17/2025	4.31	10,000,000	9,984,339
Fannie Mae U.S. SOFR Index + 0.1%, 4.15% 6/18/2026 (d)(e)	4.22	365,000,000	365,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.185% 8/21/2026 (d)(e)	4.25 to 4.26	80,000,000	80,010,785
Fannie Mae U.S. SOFR Index + 0.14%, 4.19% 10/23/2026 (d)(e)	4.26	369,000,000	369,006,533
Fannie Mae U.S. SOFR Index + 0.14%, 4.19% 9/11/2026 (d)(e)	4.26	602,000,000	602,000,000
Federal Farm Credit Banks Funding Corp 0% 12/30/2025	4.10	24,000,000	23,921,893
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	18,000,000	18,025,619
Federal Farm Credit Banks Funding Corp Federal Reserve Index -2.99%, 4.01% 6/18/2026 (d)(e)	4.01	31,750,000	31,754,461
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.04%, 3.96% 5/28/2026 (d)(e)	3.96	22,000,000	21,997,337
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.07%, 3.93% 1/2/2026 (d)(e)	3.93	1,000,000	999,946
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.05% 12/24/2025 (d)(e)	4.12	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 4.055% 4/2/2026 (d)(e)	4.12	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.06% 4/2/2026 (d)(e)	4.13	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.065% 3/27/2026 (d)(e)	4.13	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.065% 4/9/2026 (d)(e)	4.13	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.07% 1/13/2026 (d)(e)	4.14	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.07% 1/15/2026 (d)(e)	4.14	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.07% 3/26/2026 (d)(e)	4.14	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.07% 4/30/2026 (d)(e)	4.14	13,000,000	13,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.07% 5/7/2026 (d)(e)	4.14	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.075% 3/2/2026 (d)(e)	4.15	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.075% 6/5/2026 (d)(e)	4.15	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 4.08% 3/27/2026 (d)(e)	4.15	25,000,000	24,999,994
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 4.08% 7/28/2026 (d)(e)	4.15	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 10/20/2026 (d)(e)	4.16	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 2/11/2026 (d)(e)	4.16	57,000,000	56,995,237
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 4/10/2026 (d)(e)	4.16	50,000,000	49,996,176
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 4/28/2026 (d)(e)	4.16	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 5/28/2026 (d)(e)	4.16	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 6/2/2026 (d)(e)	4.16	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 6/4/2026 (d)(e)	4.16	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 6/9/2026 (d)(e)	4.16	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 7/14/2026 (d)(e)	4.16	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.09% 7/9/2026 (d)(e)	4.16	117,000,000	117,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.095% 10/2/2026 (d)(e)	4.16	89,000,000	89,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.095% 10/27/2026 (d)(e)	4.16	99,000,000	99,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.095% 6/18/2026 (d)(e)	4.16	92,000,000	92,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.1% 1/15/2026 (d)(e)	4.17	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.1% 10/2/2026 (d)(e)	4.17	12,000,000	12,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.1% 7/2/2026 (d)(e)	4.17	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.1% 8/18/2026 (d)(e)	4.17	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.1% 8/28/2026 (d)(e)	4.17	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.105% 12/2/2025 (d)(e)	4.11	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.105% 12/30/2025 (d)(e)	4.17	58,000,000	58,000,518
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.105% 2/13/2026 (d)(e)	4.17	54,000,000	54,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.105% 7/21/2026 (d)(e)	4.17	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.105% 7/30/2026 (d)(e)	4.17	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.105% 9/17/2026 (d)(e)	4.17	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.11% 10/5/2026 (d)(e)	4.18	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.11% 11/18/2026 (d)(e)	4.18	129,000,000	129,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.11% 4/28/2026 (d)(e)	4.18	15,000,000	15,001,006
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.11% 9/22/2026 (d)(e)	4.18	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.11% 9/4/2026 (d)(e)	4.18	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.11% 9/4/2026 (d)(e)	4.18	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.115% 11/13/2026 (d)(e)	4.19	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.115% 11/27/2026 (d)(e)	4.19	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.115% 3/23/2026 (d)(e)	4.19	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.115% 3/5/2027 (d)(e)	4.19	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.115% 9/10/2026 (d)(e)	4.19	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.115% 9/18/2026 (d)(e)	4.19	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.12% 10/21/2026 (d)(e)	4.19	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.12% 12/17/2025 (d)(e)	4.19	99,000,000	99,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.12% 5/28/2026 (d)(e)	4.19	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.12% 8/12/2026 (d)(e)	4.19	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.12% 9/9/2026 (d)(e)	4.19	122,000,000	122,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.125% 4/1/2027 (d)(e)	4.20	45,000,000	44,997,004
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.125% 4/2/2027 (d)(e)	4.20	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 1/28/2026 (d)(e)	4.20	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 1/8/2026 (d)(e)	4.20	70,000,000	69,999,020
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 11/16/2026 (d)(e)	4.20	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 12/12/2025 (d)(e)	4.20	48,000,000	48,000,063
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 12/22/2026 (d)(e)	4.20	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 2/10/2026 (d)(e)	4.20	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 2/17/2026 (d)(e)	4.20	71,000,000	71,001,093
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 3/11/2027 (d)(e)	4.20	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 3/11/2027 (d)(e)	4.20	25,000,000	24,993,169
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 3/4/2026 (d)(e)	4.20	122,000,000	121,999,577
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.13% 4/9/2027 (d)(e)	4.20	167,000,000	166,934,199
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.135% 12/29/2025 (d)(e)	4.20	63,000,000	63,001,073
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.135% 12/29/2026 (d)(e)	4.21	35,000,000	34,997,865
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.135% 3/20/2026 (d)(e)	4.21	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.135% 3/25/2027 (d)(e)	4.21	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.135% 3/26/2027 (d)(e)	4.21	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.135% 4/8/2027 (d)(e)	4.21	224,500,000	224,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 1/12/2027 (d)(e)	4.21	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 1/19/2027 (d)(e)	4.21	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 1/23/2026 (d)(e)	4.21	155,000,000	155,012,229
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 12/24/2026 (d)(e)	4.21	128,000,000	128,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 2/12/2026 (d)(e)	4.21	134,000,000	134,015,251
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 2/19/2027 (d)(e)	4.21	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 2/2/2026 (d)(e)	4.21	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 2/24/2027 (d)(e)	4.21	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 2/9/2026 (d)(e)	4.21	36,000,000	36,000,476
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 5/12/2027 (d)(e)	4.21	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 5/14/2026 (d)(e)	4.21	27,250,000	27,254,584
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 5/21/2026 (d)(e)	4.21	49,000,000	49,005,742
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 5/28/2026 (d)(e)	4.21	172,000,000	172,041,264
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.14% 7/28/2026 (d)(e)	4.21	24,000,000	24,003,591
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 12/12/2025 (d)(e)	4.21 to 4.22	145,000,000	145,000,368
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 12/26/2025 (d)(e)	4.21	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 2/25/2027 (d)(e)	4.21	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 4/17/2026 (d)(e)	4.22	77,000,000	76,997,242
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 5/24/2027 (d)(e)	4.21	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 5/5/2026 (d)(e)	4.22	82,000,000	81,998,329
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 6/17/2027 (d)(e)	4.22	42,652,000	42,638,613
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.145% 6/3/2026 (d)(e)	4.21	40,000,000	40,006,464
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 1/12/2027 (d)(e)	4.22	83,000,000	83,002,976
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 1/15/2026 (d)(e)	4.22	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 1/8/2027 (d)(e)	4.22	86,000,000	86,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 2/25/2026 (d)(e)	4.22	228,000,000	228,020,162
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 2/9/2027 (d)(e)	4.22	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 3/25/2027 (d)(e)	4.22	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 4/15/2026 (d)(e)	4.22	65,870,000	65,869,967
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 4/6/2027 (d)(e)	4.22	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 4/8/2026 (d)(e)	4.22	82,000,000	82,017,499
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 5/27/2027 (d)(e)	4.22	87,000,000	86,989,838
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 6/18/2026 (d)(e)	4.22	132,750,000	132,767,480
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 6/23/2027 (d)(e)	4.22	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 6/24/2026 (d)(e)	4.22	124,000,000	124,017,066
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 6/29/2027 (d)(e)	4.22	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 6/5/2026 (d)(e)	4.22	44,000,000	43,998,929
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 7/1/2026 (d)(e)	4.22	38,000,000	38,007,963
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 7/9/2027 (d)(e)	4.22	23,000,000	22,992,747
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.15% 8/13/2027 (d)(e)	4.22	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.025% 12/2/2027 (d)(e)	4.12	105,000,000	105,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.155% 1/8/2026 (d)(e)	4.22	92,000,000	92,000,156
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.155% 3/18/2026 (d)(e)	4.22	141,000,000	141,000,930
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.155% 4/16/2027 (d)(e)	4.22	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.155% 4/21/2027 (d)(e)	4.23	17,000,000	16,999,532
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.155% 4/24/2026 (d)(e)	4.22	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.155% 5/14/2027 (d)(e)	4.23	54,026,000	54,020,899
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.155% 6/12/2026 (d)(e)	4.22	119,000,000	119,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 11/19/2027 (d)(e)	4.23	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 3/11/2026 (d)(e)	4.23	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 4/16/2026 (d)(e)	4.23	26,000,000	26,000,930
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 4/21/2026 (d)(e)	4.23	51,832,000	51,833,105
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 5/13/2027 (d)(e)	4.23	71,000,000	70,998,608
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 6/24/2026 (d)(e)	4.23	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 6/24/2027 (d)(e)	4.23	86,000,000	86,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 7/21/2027 (d)(e)	4.23	95,000,000	94,982,445
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.16% 8/5/2027 (d)(e)	4.23	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 11/12/2027 (d)(e)	4.24	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 11/26/2027 (d)(e)	4.24	81,000,000	81,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 11/26/2027 (d)(e)	4.24	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 2/10/2027 (d)(e)	4.23	130,000,000	130,021,818
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 4/8/2026 (d)(e)	4.24	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 5/20/2027 (d)(e)	4.24	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 5/27/2027 (d)(e)	4.24	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 5/6/2027 (d)(e)	4.23 to 4.24	139,000,000	139,004,210
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 6/16/2026 (d)(e)	4.24	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 6/7/2027 (d)(e)	4.24	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.165% 7/8/2026 (d)(e)	4.24	142,000,000	142,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.17% 2/18/2027 (d)(e)	4.24	112,000,000	112,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.17% 5/28/2027 (d)(e)	4.24	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.17% 5/8/2026 (d)(e)	4.24	70,000,000	70,000,938
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.17% 6/9/2027 (d)(e)	4.24	8,000,000	7,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.17% 7/10/2026 (d)(e)	4.24	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.17% 7/23/2026 (d)(e)	4.24	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.17% 9/14/2026 (d)(e)	4.24	12,404,000	12,401,872
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 10/6/2026 (d)(e)	4.25	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 11/3/2027 (d)(e)	4.25	122,000,000	122,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 3/23/2027 (d)(e)	4.25	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 3/5/2026 (d)(e)	4.24	36,000,000	36,001,197
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 4/29/2027 (d)(e)	4.24 to 4.25	274,985,000	275,030,740
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 6/10/2026 (d)(e)	4.24	50,000,000	50,021,517
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 7/16/2026 (d)(e)	4.24	15,000,000	15,000,076
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 7/21/2026 (d)(e)	4.25	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 8/18/2027 (d)(e)	4.25	110,000,000	110,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 8/27/2026 (d)(e)	4.25	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.175% 9/8/2026 (d)(e)	4.25	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 1/27/2027 (d)(e)	4.25	100,000,000	100,016,449
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 10/15/2027 (d)(e)	4.25	88,000,000	88,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 10/22/2027 (d)(e)	4.25	79,000,000	79,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 11/10/2027 (d)(e)	4.25	84,000,000	84,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 2/20/2026 (d)(e)	4.25	73,000,000	73,004,287
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 2/3/2027 (d)(e)	4.25	53,000,000	53,007,272
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 4/23/2027 (d)(e)	4.25	94,000,000	94,029,291
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 5/5/2027 (d)(e)	4.25	158,000,000	158,001,580
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 6/24/2026 (d)(e)	4.25	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 6/26/2026 (d)(e)	4.25	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 7/2/2026 (d)(e)	4.25	143,000,000	143,003,073
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 7/29/2026 (d)(e)	4.25	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 7/29/2027 (d)(e)	4.25	137,000,000	137,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 8/12/2026 (d)(e)	4.25	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 8/28/2026 (d)(e)	4.25	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.18% 8/6/2026 (d)(e)	4.25	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 1/8/2027 (d)(e)	4.25 to 4.26	119,000,000	119,012,114
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 10/1/2027 (d)(e)	4.25	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 10/15/2026 (d)(e)	4.25	123,400,000	123,472,098
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 11/18/2026 (d)(e)	4.25 to 4.26	211,000,000	211,104,609
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 11/23/2026 (d)(e)	4.25	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 12/18/2026 (d)(e)	4.25	66,000,000	66,012,146
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 2/10/2027 (d)(e)	4.25	237,500,000	237,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 8/19/2026 (d)(e)	4.25	171,000,000	171,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 8/4/2027 (d)(e)	4.25	162,000,000	162,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.185% 9/15/2027 (d)(e)	4.25	48,000,000	48,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 1/30/2026 (d)(e)	4.26	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 10/23/2026 (d)(e)	4.26	137,000,000	137,020,057
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 10/29/2027 (d)(e)	4.26	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 11/25/2026 (d)(e)	4.26	88,610,000	88,632,854
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 11/4/2026 (d)(e)	4.26	47,000,000	47,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 12/2/2026 (d)(e)	4.26	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 12/30/2026 (d)(e)	4.26	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 8/12/2027 (d)(e)	4.26	145,000,000	145,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 8/26/2026 (d)(e)	4.26	94,000,000	94,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 9/3/2026 (d)(e)	4.26	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 9/4/2026 (d)(e)	4.26	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.19% 9/9/2026 (d)(e)	4.26	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.195% 1/12/2026 (d)(e)	4.26	260,000,000	260,005,017
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.195% 1/21/2027 (d)(e)	4.26	82,000,000	82,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.195% 1/8/2027 (d)(e)	4.26	161,000,000	161,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.195% 12/16/2026 (d)(e)	4.26	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 10/1/2027 (d)(e)	4.27	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 10/14/2027 (d)(e)	4.27	94,000,000	94,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 10/22/2027 (d)(e)	4.27	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 11/27/2026 (d)(e)	4.27	136,000,000	136,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 12/15/2025 (d)(e)	4.27	128,000,000	127,999,993
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 12/23/2026 (d)(e)	4.27	84,000,000	84,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 12/4/2026 (d)(e)	4.27	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.2% 9/10/2027 (d)(e)	4.27	89,000,000	89,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.165% 12/1/2025 (d)(e)	4.16	157,000,000	157,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.205% 9/24/2027 (d)(e)	4.28	193,000,000	193,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 4.235% 5/10/2027 (d)(e)	4.30	12,000,000	12,013,952
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 4.28% 6/28/2027 (d)(e)	4.34	63,000,000	63,103,921
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 4.29% 7/19/2027 (d)(e)	4.35	36,000,000	36,063,885
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 4.305% 9/13/2027 (d)(e)	4.37	60,000,000	60,123,467
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.32% 11/24/2026 (d)(e)	4.37	61,000,000	61,121,181
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.33% 11/20/2026 (d)(e)	4.38	11,000,000	11,022,110
Federal Home Loan Bank 3.84% 3/9/2026	3.86	61,000,000	60,997,502
Federal Home Loan Bank 3.85% 3/6/2026	3.86	425,000,000	424,993,803
Federal Home Loan Bank 3.85% 3/6/2026	3.86	49,000,000	48,999,286
Federal Home Loan Bank 3.85% 3/9/2026	3.85	121,000,000	120,999,266
Federal Home Loan Bank 4.16% 6/9/2026	4.16	464,000,000	464,000,000
Federal Home Loan Bank 4.2% 1/15/2026	4.28	133,000,000	132,989,191
Federal Home Loan Bank 4.21% 1/2/2026	4.28	267,000,000	266,985,410
Federal Home Loan Bank 4.21% 1/5/2026	4.29	267,000,000	266,982,232
Federal Home Loan Bank Discount Notes 0% 1/14/2026	3.87 to 3.90	422,000,000	420,013,363
Federal Home Loan Bank Discount Notes 0% 1/16/2026	3.89 to 4.06	633,000,000	629,817,923
Federal Home Loan Bank Discount Notes 0% 1/2/2026	3.91 to 4.03	311,000,000	309,915,594
Federal Home Loan Bank Discount Notes 0% 1/21/2026	3.86 to 3.90	628,000,000	624,598,881
Federal Home Loan Bank Discount Notes 0% 1/26/2026	3.87	266,000,000	264,419,369
Federal Home Loan Bank Discount Notes 0% 1/28/2026	3.81	274,000,000	272,335,754
Federal Home Loan Bank Discount Notes 0% 1/30/2026	3.86 to 4.23	690,000,000	685,542,553
Federal Home Loan Bank Discount Notes 0% 1/7/2026	3.90 to 3.96	250,850,000	249,848,375
Federal Home Loan Bank Discount Notes 0% 1/9/2026	3.91 to 3.92	302,000,000	300,732,262
Federal Home Loan Bank Discount Notes 0% 12/17/2025	4.14	17,000,000	16,969,135
Federal Home Loan Bank Discount Notes 0% 12/26/2025	4.09	107,000,000	106,700,177
Federal Home Loan Bank Discount Notes 0% 12/29/2025	3.93	242,000,000	241,266,874
Federal Home Loan Bank Discount Notes 0% 12/3/2025	4.11	63,000,000	62,985,776
Federal Home Loan Bank Discount Notes 0% 12/31/2025	3.92 to 4.07	718,000,000	715,655,600
Federal Home Loan Bank Discount Notes 0% 12/5/2025	4.09	110,000,000	109,950,561
Federal Home Loan Bank Discount Notes 0% 2/11/2026	3.84	451,000,000	447,572,400
Federal Home Loan Bank Discount Notes 0% 2/18/2026	3.84 to 4.05	377,000,000	373,841,975
Federal Home Loan Bank Discount Notes 0% 2/20/2026	3.82 to 4.07	219,000,000	217,062,064
Federal Home Loan Bank Discount Notes 0% 2/24/2026	3.82	145,000,000	143,714,434
Federal Home Loan Bank Discount Notes 0% 2/25/2026	3.78 to 4.01	586,000,000	580,636,555
Federal Home Loan Bank Discount Notes 0% 2/26/2026	3.82	242,000,000	239,803,951
Federal Home Loan Bank Discount Notes 0% 2/27/2026	3.84 to 4.01	350,000,000	346,696,737
Federal Home Loan Bank Discount Notes 0% 2/4/2026	3.85 to 3.86	1,237,000,000	1,228,483,627
Federal Home Loan Bank Discount Notes 0% 2/6/2026	3.82 to 3.86	580,000,000	575,908,317
Federal Home Loan Bank Discount Notes 0% 2/9/2026	4.05	127,000,000	126,019,631
Federal Home Loan Bank Discount Notes 0% 3/11/2026	3.82 to 3.84	244,000,000	241,442,694
Federal Home Loan Bank Discount Notes 0% 3/13/2026	3.80 to 3.81	446,000,000	441,278,703
Federal Home Loan Bank Discount Notes 0% 3/18/2026	3.80 to 3.81	561,000,000	554,788,258
Federal Home Loan Bank Discount Notes 0% 3/20/2026	3.81	295,000,000	291,664,594
Federal Home Loan Bank Discount Notes 0% 3/24/2026	3.79	35,000,000	34,591,865
Federal Home Loan Bank Discount Notes 0% 3/25/2026	3.81	132,000,000	130,438,770
Federal Home Loan Bank Discount Notes 0% 3/31/2026	3.77	121,000,000	119,507,667
Federal Home Loan Bank Discount Notes 0% 3/4/2026	3.98	36,000,000	35,637,021
Federal Home Loan Bank Discount Notes 0% 3/6/2026	3.80 to 4.00	323,000,000	319,746,279
Federal Home Loan Bank Discount Notes 0% 4/10/2026	3.80	60,000,000	59,188,583
Federal Home Loan Bank Discount Notes 0% 4/2/2026	3.78	121,000,000	119,482,794
Federal Home Loan Bank Discount Notes 0% 4/8/2026	3.79	48,000,000	47,365,291
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.79	186,000,000	183,097,780
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.05% 12/16/2025 (d)(e)	4.05	387,000,000	387,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.05% 12/17/2025 (d)(e)	4.05	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.05% 12/17/2025 (d)(e)	4.05	147,000,000	147,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.05% 12/2/2025 (d)(e)	4.05	266,000,000	266,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.05% 12/4/2025 (d)(e)	4.05	227,000,000	227,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.05% 12/5/2025 (d)(e)	4.05	65,000,000	64,999,966
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.05% 12/8/2025 (d)(e)	4.05	240,000,000	240,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/12/2026 (d)(e)	4.06	534,000,000	534,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/15/2026 (d)(e)	4.06	637,000,000	637,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/20/2026 (d)(e)	4.06	512,000,000	512,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/20/2026 (d)(e)	4.06	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/26/2026 (d)(e)	4.06	262,000,000	262,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/26/2026 (d)(e)	4.06	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/27/2026 (d)(e)	4.06	260,000,000	260,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/27/2026 (d)(e)	4.06	130,000,000	130,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/27/2026 (d)(e)	4.06	91,000,000	91,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/27/2026 (d)(e)	4.06	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/30/2026 (d)(e)	4.06	260,000,000	260,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 1/9/2026 (d)(e)	4.06	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 12/29/2025 (d)(e)	4.06	260,000,000	260,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 2/2/2026 (d)(e)	4.06	650,000,000	650,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 2/2/2026 (d)(e)	4.06	130,000,000	130,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 2/3/2026 (d)(e)	4.06	130,000,000	130,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 2/3/2026 (d)(e)	4.06	58,000,000	58,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 2/4/2026 (d)(e)	4.06	260,000,000	260,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 2/5/2026 (d)(e)	4.06	195,000,000	195,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 5/11/2026 (d)(e)	4.06	192,000,000	192,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 5/12/2026 (d)(e)	4.06	187,000,000	187,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 5/14/2026 (d)(e)	4.06	187,000,000	187,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 5/15/2026 (d)(e)	4.06	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 5/18/2026 (d)(e)	4.06	95,000,000	95,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 5/19/2026 (d)(e)	4.06	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.055% 5/22/2026 (d)(e)	4.06	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 1/26/2026 (d)(e)	4.06	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 12/30/2025 (d)(e)	4.06	258,000,000	258,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 2/17/2026 (d)(e)	4.06	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 2/18/2026 (d)(e)	4.06	103,000,000	103,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 2/24/2026 (d)(e)	4.06	195,000,000	195,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 2/25/2026 (d)(e)	4.06	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 2/25/2026 (d)(e)	4.06	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 2/26/2026 (d)(e)	4.06	261,000,000	261,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 3/3/2026 (d)(e)	4.06	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 3/4/2026 (d)(e)	4.06	130,000,000	130,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 3/5/2026 (d)(e)	4.06	195,000,000	195,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 3/9/2026 (d)(e)	4.06	260,000,000	260,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 5/7/2026 (d)(e)	4.06	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 6/10/2026 (d)(e)	4.06	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 6/15/2026 (d)(e)	4.06	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 6/15/2026 (d)(e)	4.06	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.06% 6/15/2026 (d)(e)	4.06	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.065% 1/29/2026 (d)(e)	4.07	256,000,000	256,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.065% 2/2/2026 (d)(e)	4.07	515,000,000	515,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.065% 4/6/2026 (d)(e)	4.07	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.065% 4/8/2026 (d)(e)	4.07	129,000,000	129,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.065% 4/9/2026 (d)(e)	4.07	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.065% 5/11/2026 (d)(e)	4.07	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.065% 7/15/2026 (d)(e)	4.07	138,000,000	138,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.94% 7/30/2026 (d)(e)	4.03	124,000,000	124,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.07% 12/16/2025 (d)(e)	4.07	55,000,000	55,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.07% 2/23/2026 (d)(e)	4.07	258,000,000	258,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.07% 3/2/2026 (d)(e)	4.14	250,000,000	250,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.07% 4/13/2026 (d)(e)	4.07	388,000,000	388,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.07% 4/15/2026 (d)(e)	4.07	259,000,000	259,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.07% 5/26/2026 (d)(e)	4.07	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.07% 5/28/2026 (d)(e)	4.07	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 1/5/2026 (d)(e)	4.07	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 12/4/2025 (d)(e)	4.07	265,000,000	265,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 2/12/2026 (d)(e)	4.07	194,000,000	194,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 2/19/2026 (d)(e)	4.07	88,000,000	88,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 2/20/2026 (d)(e)	4.07	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 6/2/2026 (d)(e)	4.15	494,000,000	494,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 6/22/2026 (d)(e)	4.07	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.075% 6/24/2026 (d)(e)	4.07	150,000,000	150,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.08% 12/30/2025 (d)(e)	4.08	199,000,000	199,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.08% 6/29/2026 (d)(e)	4.08	371,000,000	371,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.08% 6/29/2026 (d)(e)	4.08	123,000,000	123,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.08% 7/21/2026 (d)(e)	4.08	492,000,000	492,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.08% 7/23/2026 (d)(e)	4.08	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/17/2026 (d)(e)	4.08	258,000,000	258,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/19/2026 (d)(e)	4.08	258,000,000	258,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/23/2026 (d)(e)	4.08	258,000,000	258,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/24/2026 (d)(e)	4.08	188,000,000	188,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/24/2026 (d)(e)	4.08	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/26/2026 (d)(e)	4.08	251,000,000	251,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/27/2026 (d)(e)	4.08	63,000,000	63,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.085% 3/30/2026 (d)(e)	4.08	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.09% 10/14/2026 (d)(e)	4.09	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.09% 4/20/2026 (d)(e)	4.09	252,000,000	252,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.09% 4/21/2026 (d)(e)	4.09	252,000,000	252,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.09% 4/23/2026 (d)(e)	4.09	189,000,000	189,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.09% 4/24/2026 (d)(e)	4.09	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.09% 4/29/2026 (d)(e)	4.09	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.09% 4/30/2026 (d)(e)	4.09	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.095% 10/2/2026 (d)(e)	4.10	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.095% 10/6/2026 (d)(e)	4.10	29,000,000	29,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.095% 2/5/2026 (d)(e)	4.10	211,000,000	211,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.1% 5/14/2026 (d)(e)	4.10	45,000,000	45,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.11% 2/12/2027 (d)(e)	4.11	121,000,000	121,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.11% 2/5/2027 (d)(e)	4.11	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.115% 8/10/2026 (d)(e)	4.12	174,000,000	174,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.115% 8/12/2026 (d)(e)	4.12	328,000,000	328,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.12% 12/23/2026 (d)(e)	4.12	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.12% 12/24/2026 (d)(e)	4.12	91,000,000	91,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.12% 12/30/2026 (d)(e)	4.12	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.125% 11/18/2026 (d)(e)	4.12	187,000,000	187,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.125% 11/27/2026 (d)(e)	4.12	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.125% 4/5/2027 (d)(e)	4.12	1,015,000,000	1,015,000,001
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.13% 11/13/2026 (d)(e)	4.13	51,000,000	51,004,180
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.13% 12/11/2026 (d)(e)	4.13	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.13% 12/8/2026 (d)(e)	4.13	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.13% 2/27/2026 (d)(e)	4.13	141,000,000	141,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.135% 1/2/2026 (d)(e)	4.13	132,000,000	132,001,345
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.14% 1/12/2026 (d)(e)	4.14	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.14% 1/16/2026 (d)(e)	4.14	72,000,000	72,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.14% 3/1/2027 (d)(e)	4.14	58,000,000	58,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.14% 5/13/2026 (d)(e)	4.14	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.145% 12/23/2025 (d)(e)	4.15	217,000,000	217,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.145% 2/12/2027 (d)(e)	4.15	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.145% 2/25/2027 (d)(e)	4.15	32,000,000	31,997,308
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.145% 4/14/2027 (d)(e)	4.15	47,485,000	47,477,400
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.145% 6/11/2027 (d)(e)	4.15	52,000,000	51,995,472
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.15% 4/17/2026 (d)(e)	4.15	52,000,000	51,999,923
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.15% 6/10/2027 (d)(e)	4.15	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.15% 6/22/2026 (d)(e)	4.15	71,000,000	71,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.15% 6/24/2026 (d)(e)	4.15	89,000,000	89,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.15% 6/25/2026 (d)(e)	4.15	85,000,000	85,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.15% 6/26/2026 (d)(e)	4.15	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.15% 6/7/2027 (d)(e)	4.15	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.155% 2/18/2027 (d)(e)	4.15	17,000,000	17,000,548
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.155% 2/20/2026 (d)(e)	4.16	136,000,000	136,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.16% 4/10/2026 (d)(e)	4.16	62,000,000	62,009,992
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.16% 4/15/2026 (d)(e)	4.16	74,000,000	74,011,877
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.16% 4/24/2026 (d)(e)	4.16	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.16% 4/7/2026 (d)(e)	4.16	65,065,000	65,067,025
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.16% 7/15/2027 (d)(e)	4.16	12,000,000	11,997,788
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.16% 7/19/2027 (d)(e)	4.16	61,990,000	61,978,505
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.16% 7/21/2027 (d)(e)	4.16	25,000,000	24,995,381
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.165% 7/30/2027 (d)(e)	4.16	389,000,000	389,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.17% 12/19/2025 (d)(e)	4.17	66,000,000	66,002,760
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.17% 6/21/2027 (d)(e)	4.17	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.17% 6/22/2027 (d)(e)	4.17	119,000,000	119,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 2/12/2026 (d)(e)	4.18	70,000,000	70,003,714
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 2/20/2026 (d)(e)	4.18	66,000,000	66,004,532
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 2/5/2027 (d)(e)	4.18	80,000,000	80,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 2/9/2026 (d)(e)	4.18	82,000,000	82,003,321
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 4/16/2027 (d)(e)	4.18	59,000,000	59,018,086
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 4/23/2027 (d)(e)	4.18	48,000,000	48,013,359
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 6/24/2027 (d)(e)	4.18	156,500,000	156,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 6/30/2027 (d)(e)	4.18	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 9/10/2027 (d)(e)	4.18	122,000,000	122,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 9/7/2027 (d)(e)	4.18	60,000,000	60,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.18% 9/8/2027 (d)(e)	4.18	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.185% 1/6/2027 (d)(e)	4.18	24,000,000	24,017,758
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.19% 1/16/2026 (d)(e)	4.19	70,000,000	70,003,823
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.19% 10/29/2026 (d)(e)	4.19	41,000,000	41,006,856
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.19% 7/22/2026 (d)(e)	4.19	3,750,000	3,750,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.19% 8/21/2026 (d)(e)	4.19	274,000,000	274,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.19% 9/10/2026 (d)(e)	4.19	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.19% 9/4/2026 (d)(e)	4.19	204,000,000	204,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.195% 1/2/2026 (d)(e)	4.19	139,000,000	139,000,413
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.195% 9/25/2026 (d)(e)	4.20	539,000,000	539,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.2% 12/8/2025 (d)(e)	4.20	306,000,000	305,999,971
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.2% 12/8/2025 (d)(e)	4.20	88,000,000	87,999,989
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.205% 12/11/2025 (d)(e)	4.21	153,000,000	153,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.205% 12/8/2025 (d)(e)	4.20	124,000,000	124,000,091
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.24% 12/18/2026 (d)(e)	4.24	340,000,000	340,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.24% 12/22/2026 (d)(e)	4.24	393,000,000	393,000,000
Freddie Mac Discount Notes 0% 1/2/2026	4.02	366,000,000	364,708,427
Freddie Mac Discount Notes 0% 2/18/2026	3.84	49,000,000	48,591,393
Freddie Mac U.S. SOFR Index + 0.08%, 4.13% 11/5/2026 (d)(e)	4.20	657,000,000	657,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.14% 1/26/2026 (d)(e)	4.21	1,249,000,000	1,249,005,330
Freddie Mac U.S. SOFR Index + 0.1%, 4.15% 2/9/2026 (d)(e)	4.22	80,000,000	80,001,303
Freddie Mac U.S. SOFR Index + 0.11%, 4.16% 3/5/2026 (d)(e)	4.23	434,000,000	434,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.16% 5/7/2026 (d)(e)	4.23	249,000,000	249,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.165% 4/2/2026 (d)(e)	4.23 to 4.24	726,500,000	726,503,159
Freddie Mac U.S. SOFR Index + 0.14%, 4.19% 10/16/2026 (d)(e)	4.26	644,500,000	644,500,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.19% 10/29/2026 (d)(e)	4.26	452,000,000	452,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.19% 9/23/2026 (d)(e)	4.26	817,000,000	817,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.19% 9/4/2026 (d)(e)	4.26	284,000,000	284,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $63,303,925,601)			63,303,925,601

U.S. Treasury Obligations - 40.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.86 to 3.95	3,993,500,000	3,975,131,199
US Treasury Bills 0% 1/15/2026	3.88 to 3.92	3,040,000,000	3,025,370,811
US Treasury Bills 0% 1/2/2026	3.87 to 4.24	3,818,072,400	3,804,936,497
US Treasury Bills 0% 1/20/2026	3.86 to 4.23	3,505,000,000	3,486,327,226
US Treasury Bills 0% 1/22/2026	3.85 to 4.21	1,200,000,000	1,193,239,080
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	3,731,000,000	3,708,574,801
US Treasury Bills 0% 1/29/2026	3.89 to 4.22	669,000,000	664,645,743
US Treasury Bills 0% 1/6/2026	4.01 to 4.27	1,068,240,500	1,063,987,060
US Treasury Bills 0% 1/8/2026	3.87 to 4.23	3,731,505,000	3,715,784,156
US Treasury Bills 0% 10/29/2026	3.69	613,000,000	592,877,987
US Treasury Bills 0% 12/11/2025	4.24 to 4.30	1,531,000,000	1,529,228,336
US Treasury Bills 0% 12/16/2025	3.98 to 4.16	2,741,100,000	2,736,554,353
US Treasury Bills 0% 12/18/2025	4.24 to 4.25	1,197,000,000	1,194,649,968
US Treasury Bills 0% 12/2/2025	3.99 to 4.28	1,105,400,000	1,105,271,984
US Treasury Bills 0% 12/23/2025	3.90 to 4.14	3,995,000,000	3,985,442,375
US Treasury Bills 0% 12/26/2025	3.91 to 4.18	2,759,000,000	2,751,503,084
US Treasury Bills 0% 12/30/2025	3.92 to 4.08	3,264,900,000	3,254,568,993
US Treasury Bills 0% 12/4/2025	4.30 to 4.31	165,000,000	164,941,403
US Treasury Bills 0% 12/9/2025	3.98 to 4.17	3,089,000,000	3,086,262,054
US Treasury Bills 0% 2/10/2026	3.82 to 3.84	2,780,801,200	2,760,081,015
US Treasury Bills 0% 2/12/2026	3.82 to 4.06	3,716,733,000	3,687,730,301
US Treasury Bills 0% 2/17/2026	3.86	2,400,000,000	2,380,188,000
US Treasury Bills 0% 2/19/2026	3.83	1,200,000,000	1,189,880,000
US Treasury Bills 0% 2/24/2026	3.78 to 3.79	1,420,000,000	1,407,472,275
US Treasury Bills 0% 2/26/2026	3.78	1,200,000,000	1,189,139,499
US Treasury Bills 0% 2/3/2026	3.83 to 3.85	3,115,408,000	3,094,418,873
US Treasury Bills 0% 3/10/2026	3.78 to 3.82	2,567,000,000	2,540,430,064
US Treasury Bills 0% 3/17/2026	3.80 to 3.82	2,079,000,000	2,055,990,344
US Treasury Bills 0% 3/19/2026	3.79 to 4.12	1,632,707,900	1,614,362,409
US Treasury Bills 0% 3/24/2026	3.80	830,400,000	820,625,499
US Treasury Bills 0% 3/26/2026	3.78 to 3.81	1,530,300,000	1,512,168,466
US Treasury Bills 0% 3/3/2026	3.75 to 3.83	1,659,000,000	1,643,121,921
US Treasury Bills 0% 3/31/2026	3.79	1,200,000,000	1,185,164,666
US Treasury Bills 0% 3/5/2026	4.02 to 4.05	354,000,000	350,345,922
US Treasury Bills 0% 4/2/2026	3.77 to 3.80	610,000,000	602,317,090
US Treasury Bills 0% 4/9/2026	3.77	320,000,000	315,757,332
US Treasury Bills 0% 5/14/2026	3.76 to 4.09	1,722,800,000	1,693,259,718
US Treasury Bills 0% 5/21/2026	3.78	1,200,000,000	1,178,852,999
US Treasury Bills 0% 5/28/2026	3.74	800,000,000	785,483,111
US Treasury Bills 0% 5/7/2026	3.77	1,498,000,000	1,473,828,105
US Treasury Bills 0% 7/9/2026	4.07 to 4.11	2,513,000,000	2,452,760,964
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	661,000,000	643,649,507
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	192,000,000	190,793,443
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	1,042,000,000	1,038,775,945
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	618,000,000	612,665,162
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	717,000,000	701,608,370
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	533,000,000	527,240,962
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.16	247,000,000	243,745,252
US Treasury Notes 0.75% 5/31/2026	3.81	140,000,000	137,918,982
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	534,000,000	521,328,059
US Treasury Notes 0.875% 9/30/2026	3.85	109,000,000	106,386,770
US Treasury Notes 1.125% 10/31/2026	3.64	149,000,000	145,667,656
US Treasury Notes 1.375% 8/31/2026	3.93	56,000,000	54,960,195
US Treasury Notes 1.625% 2/15/2026	4.15	59,407,000	59,103,443
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	590,000,000	583,725,389
US Treasury Notes 1.875% 7/31/2026	4.01	23,000,000	22,684,650
US Treasury Notes 2.125% 5/31/2026	4.02	23,000,000	22,790,377
US Treasury Notes 2.25% 3/31/2026	4.13	59,000,000	58,646,331
US Treasury Notes 2.5% 2/28/2026	4.13	59,000,000	58,772,349
US Treasury Notes 2.625% 12/31/2025	4.29	119,000,000	118,841,944
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 3.9394% 7/31/2027 (d)(e)	3.94	66,000,000	65,976,018
US Treasury Notes 3 month U.S. Treasury Bill + 0.16%, 3.9404% 4/30/2027 (d)(e)	3.94	3,387,000,000	3,387,134,126
US Treasury Notes 3 month U.S. Treasury Bill + 0.19%, 4.0218% 10/31/2027 (d)(e)	3.97	600,000,000	600,232,229
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 3.9854% 10/31/2026 (d)(e)	3.98	350,000,000	350,186,114
US Treasury Notes 3.75% 4/15/2026	4.18	163,000,000	162,749,538
US Treasury Notes 3.75% 8/31/2026	3.96	100,000,000	99,844,423
US Treasury Notes 4% 2/15/2026	4.29	37,000,000	36,978,201
US Treasury Notes 4.125% 10/31/2026	3.64	75,000,000	75,327,088
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	548,000,000	547,968,293
US Treasury Notes 4.25% 1/31/2026	4.28	381,000,000	380,979,146
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	1,033,000,000	1,032,963,676
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	621,000,000	623,107,261
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	641,000,000	641,755,926
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.17	211,000,000	211,241,204
US Treasury Notes 4.625% 3/15/2026	4.11	38,000,000	38,053,661
US Treasury Notes 4.625% 6/30/2026	3.77 to 4.20	109,000,000	109,364,045
US Treasury Notes 4.875% 4/30/2026	4.04 to 4.07	445,000,000	446,441,351
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	197,000,000	197,775,300
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,830,058,069)			95,830,058,069

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $245,759,702,670)	245,759,702,670
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(6,251,362,686)
NET ASSETS - 100.0%	239,508,339,984

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.09	11/28/2025	12/1/2025	337,000,000	337,114,861	Agency Mortgage-Backed Securities	2.00 - 7.00	4/1/2030 - 9/1/2055	339,317,184
						U.S. Treasuries (including strips)	0.63 - 4.50	3/31/2027 - 11/15/2033	4,539,975
									343,857,159
BMO Capital Markets Corp	4.09	11/28/2025	12/1/2025	48,000,000	48,016,360	U.S. Treasuries (including strips)	1.13	8/15/2040	27,912
						Agency Collateralized Mortgage Obligation	3.50 - 4.75	10/25/2042 - 11/20/2055	49,428,678
									49,456,590
BMO Chicago Branch	4.02	11/24/2025	12/8/2025	431,000,000	431,673,797	Agency Mortgage-Backed Securities	2.50 - 6.50	8/1/2048 - 12/1/2055	439,963,637
BMO Chicago Branch	3.97	11/7/2025	12/5/2025	238,000,000	238,734,891	Agency Mortgage-Backed Securities	4.66 - 7.23	5/20/2034 - 10/20/2075	243,402,505
BMO Chicago Branch	3.95	11/14/2025	12/3/2025	173,000,000	173,360,657	U.S. Treasuries (including strips)	3.50	11/15/2028	176,789,191
BNP Paribas, SA	3.98	11/3/2025	12/11/2025	660,000,000	662,772,733	U.S. Treasuries (including strips)	0.00 - 6.00	12/16/2025 - 11/15/2055	675,441,603
BNP Paribas, SA	3.97	11/20/2025	12/11/2025	1,007,000,000	1,009,332,044	Agency Mortgage-Backed Securities	1.50 - 7.50	11/1/2028 - 8/20/2065	1,006,620,701
						U.S. Treasuries (including strips)	0.00	2/15/2039 - 5/15/2054	3,834,020
						Agency Debentures and Agency Strips	2.22 - 3.70	4/14/2036 - 3/24/2042	17,968,480
									1,028,423,201
Bank of Montreal	3.97	11/17/2025	12/11/2025	105,000,000	105,277,900	U.S. Treasuries (including strips)	1.25 - 4.38	11/30/2026 - 8/15/2053	107,265,429
Bank of Montreal	4.02	11/24/2025	12/8/2025	96,000,000	96,150,080	Agency Mortgage-Backed Securities	3.95 - 6.00	5/1/2030 - 9/1/2054	70,430,332
						Agency Collateralized Mortgage Obligation	4.52 - 6.50	5/20/2055 - 2/20/2069	27,837,847
						Agency Debentures and Agency Strips	4.50	1/25/2055	769
									98,268,948
Bank of Montreal	4.01	11/24/2025	12/8/2025	53,000,000	53,082,651	U.S. Treasuries (including strips)	1.25 - 5.00	11/30/2026 - 5/15/2055	54,288,379
Barclays Bank PLC	3.95	11/12/2025	12/10/2025	383,000,000	384,176,661	Agency Mortgage-Backed Securities	3.50 - 5.50	4/20/2052 - 12/20/2054	391,474,418
Barclays Capital Inc.	4.10	11/28/2025	12/1/2025	97,000,000	97,033,142	Agency Collateralized Mortgage Obligation	4.50 - 4.90	11/20/2055	99,944,136
BofA Securities, Inc.	3.87	10/27/2025	1/27/2026	235,000,000	237,324,150	U.S. Treasuries (including strips)	0.00 - 3.75	1/6/2026 - 9/15/2027	240,601,956
BofA Securities, Inc.	4.05(f)	11/24/2025	1/23/2026	43,000,000	43,290,250	U.S. Treasuries (including strips)	0.38 - 3.75	7/31/2027 - 8/15/2027	43,894,213
BofA Securities, Inc.	4.07(f)	10/10/2025	1/9/2026	95,000,000	95,977,365	Agency Mortgage-Backed Securities	2.00 - 5.50	4/20/2036 - 3/1/2061	97,473,864
BofA Securities, Inc.	4.07(f)	11/7/2025	1/7/2026	95,000,000	95,655,157	Agency Mortgage-Backed Securities	1.50 - 7.00	11/1/2026 - 3/20/2064	74,050,939
						Agency Debentures and Agency Strips	2.10 - 3.44	2/25/2036 - 2/24/2042	23,106,439
									97,157,378
BofA Securities, Inc.	4.11(f)	8/5/2025	12/5/2025	192,000,000	194,674,240	Agency Mortgage-Backed Securities	1.50 - 6.50	9/1/2028 - 9/20/2065	198,577,028
BofA Securities, Inc.	4.17	9/3/2025	12/3/2025	127,000,000	128,338,686	U.S. Treasuries (including strips)	0.00 - 4.50	1/31/2026 - 9/15/2027	130,875,531
BofA Securities, Inc.	4.11(f)	8/1/2025	12/1/2025	770,500,000	781,231,781	Agency Mortgage-Backed Securities	1.50 - 7.00	10/1/2026 - 11/15/2059	797,281,245
Canadian Imperial Bank of Commerce	3.92	11/24/2025	12/29/2025	262,000,000	262,998,511	U.S. Treasuries (including strips)	0.00 - 4.88	1/6/2026 - 2/15/2055	267,865,220
Canadian Imperial Bank of Commerce	4.04	10/30/2025	12/11/2025	12,000,000	12,056,560	Agency Mortgage-Backed Securities	1.50 - 4.97	11/1/2030 - 3/25/2055	10,614,137
						Agency Collateralized Mortgage Obligation	2.08 - 5.52	6/20/2047 - 3/20/2075	1,719,666
									12,333,803
Canadian Imperial Bank of Commerce	3.97	11/13/2025	12/11/2025	239,000,000	239,737,979	Agency Mortgage-Backed Securities	1.50 - 7.50	10/1/2027 - 8/20/2074	244,263,903
Canadian Imperial Bank of Commerce	3.96	11/7/2025	12/11/2025	95,000,000	95,355,300	Agency Mortgage-Backed Securities	2.00 - 7.50	11/1/2026 - 8/20/2074	96,730,802
						U.S. Treasuries (including strips)	0.00 - 4.50	7/15/2027 - 11/15/2054	429,197
									97,159,999
Canadian Imperial Bank of Commerce	3.96	11/10/2025	12/11/2025	95,000,000	95,323,950	Agency Mortgage-Backed Securities	2.00 - 7.00	10/1/2029 - 9/1/2061	97,115,596
						U.S. Treasuries (including strips)	0.00 - 4.25	12/9/2025 - 8/15/2054	8,395
									97,123,991
Canadian Imperial Bank of Commerce	3.97	11/17/2025	12/8/2025	61,000,000	61,141,266	U.S. Treasuries (including strips)	0.00 - 4.63	12/18/2025 - 2/15/2055	62,797,991
Canadian Imperial Bank of Commerce	3.96	11/12/2025	12/5/2025	131,000,000	131,331,430	U.S. Treasuries (including strips)	0.00 - 4.75	12/26/2025 - 11/15/2055	133,910,266
Canadian Imperial Bank of Commerce	3.95	11/10/2025	12/4/2025	96,000,000	96,252,800	U.S. Treasuries (including strips)	1.25 - 4.63	1/31/2026 - 5/15/2053	98,226,898
Citigroup Global Capital Markets Inc	4.08(f)	11/28/2025	1/28/2026	507,000,000	510,505,060	Agency Mortgage-Backed Securities	2.50 - 7.50	7/1/2053 - 1/1/2054	517,140,760
						U.S. Treasuries (including strips)	3.88	6/30/2030	176,871
									517,317,631
Citigroup Global Capital Markets Inc	4.12(f)	11/19/2025	1/20/2026	877,000,000	883,222,802	Agency Mortgage-Backed Securities	2.50 - 8.00	12/1/2053 - 7/1/2054	854,367,283
						U.S. Treasuries (including strips)	3.75	5/31/2030	41,377,458
									895,744,741
Citigroup Global Capital Markets Inc	4.11(f)	11/19/2025	1/20/2026	503,000,000	506,560,401	U.S. Treasuries (including strips)	0.00 - 3.88	3/24/2026 - 6/30/2030	513,749,221
Citigroup Global Capital Markets Inc	4.12(f)	11/13/2025	1/14/2026	504,000,000	507,576,160	Agency Mortgage-Backed Securities	3.02 - 7.00	6/1/2054 - 9/1/2054	514,080,882
						U.S. Treasuries (including strips)	3.88	6/30/2030	1,039,219
									515,120,101
Credit AG	3.95	11/25/2025	12/24/2025	203,000,000	203,645,935	U.S. Treasuries (including strips)	1.13 - 4.88	3/15/2026 - 8/15/2054	207,590,916
Ficc Barclays Bank Gc Repo (Gov)	4.10	11/28/2025	12/1/2025	354,000,000	354,120,950	U.S. Treasuries (including strips)	2.00 - 5.00	7/31/2031 - 5/15/2045	361,203,500
Ficc Barclays Bank Gc Repo (Gov)	4.10	11/28/2025	12/1/2025	1,415,000,000	1,415,483,458	U.S. Treasuries (including strips)	0.00 - 4.00	5/28/2026 - 8/15/2034	1,443,793,157
Ficc Credit Ag Gc Repo (Gov)	4.13	11/28/2025	12/1/2025	1,582,000,000	1,582,544,472	U.S. Treasuries (including strips)	0.50 - 4.63	3/31/2026 - 8/15/2053	1,614,195,411
Fixed Income Clearing Corp - BNP	4.08	11/28/2025	12/1/2025	3,228,000,000	3,229,097,520	U.S. Treasuries (including strips)	0.63 - 5.25	1/31/2026 - 2/15/2055	3,293,679,555
Fixed Income Clearing Corp - BNP	4.08	11/28/2025	12/1/2025	3,051,000,000	3,052,037,340	U.S. Treasuries (including strips)	0.50 - 5.00	10/31/2026 - 5/15/2055	3,113,078,097
Fixed Income Clearing Corp - BNYM	4.08	11/28/2025	12/1/2025	5,483,000,000	5,484,864,220	U.S. Treasuries (including strips)	0.13 - 4.13	10/15/2026 - 5/15/2051	5,592,660,019
Fixed Income Clearing Corp - BONY	4.09	11/28/2025	12/1/2025	1,218,000,000	1,218,415,135	Agency Mortgage-Backed Securities	2.00 - 7.00	7/1/2027 - 11/1/2055	1,242,360,000
Fixed Income Clearing Corp - CIBC	4.09	11/28/2025	12/1/2025	158,000,000	158,053,852	U.S. Treasuries (including strips)	1.25	12/31/2026	161,200,835
Fixed Income Clearing Corp - CIBC	4.09	11/28/2025	12/1/2025	1,562,000,000	1,562,532,382	U.S. Treasuries (including strips)	3.75 - 4.25	2/15/2028 - 7/31/2030	1,593,499,596
Fixed Income Clearing Corp - Citi	4.09	11/28/2025	12/1/2025	3,917,000,000	3,918,335,044	U.S. Treasuries (including strips)	0.00 - 6.25	12/31/2025 - 8/15/2055	3,996,701,761
Fixed Income Clearing Corp - Credit Agricole	4.13	11/28/2025	12/1/2025	2,522,000,000	2,522,867,988	U.S. Treasuries (including strips)	1.63 - 4.50	4/15/2028 - 2/15/2054	2,586,952,585
Fixed Income Clearing Corp - Credit Agricole	4.09	11/28/2025	12/1/2025	969,000,000	969,330,268	U.S. Treasuries (including strips)	1.88 - 2.88	5/15/2032 - 7/15/2035	999,124,788
Fixed Income Clearing Corp - Goldman	4.09	11/28/2025	12/1/2025	1,933,000,000	1,933,658,831	Agency Mortgage-Backed Securities	1.50 - 7.00	3/1/2027 - 8/1/2056	1,876,819,872
						U.S. Treasuries (including strips)	4.50	3/31/2026	95,512,137
									1,972,332,009
Fixed Income Clearing Corp - Goldman	4.09	11/28/2025	12/1/2025	1,837,000,000	1,837,626,111	Agency Mortgage-Backed Securities	1.50 - 7.50	1/1/2028 - 11/1/2055	1,872,208,306
						U.S. Treasuries (including strips)	0.75 - 3.50	8/31/2026 - 2/15/2039	2,170,328
									1,874,378,634
Fixed Income Clearing Corp - Goldman	4.08	11/28/2025	12/1/2025	2,260,000,000	2,260,768,400	U.S. Treasuries (including strips)	0.00 - 4.75	1/15/2026 - 8/15/2055	2,305,983,809
Fixed Income Clearing Corp - Goldman	4.08	11/28/2025	12/1/2025	2,104,000,000	2,104,715,360	U.S. Treasuries (including strips)	0.50 - 4.38	12/15/2026 - 3/31/2028	2,146,809,684
Fixed Income Clearing Corp - ING	4.09	11/28/2025	12/1/2025	1,237,000,000	1,237,421,611	U.S. Treasuries (including strips)	3.88 - 4.00	3/31/2030 - 6/30/2030	1,263,059,577
Fixed Income Clearing Corp - ING	4.09	11/28/2025	12/1/2025	483,000,000	483,164,623	Agency Mortgage-Backed Securities	6.00 - 6.50	10/1/2053 - 8/1/2054	492,827,915
Fixed Income Clearing Corp - ING	4.08	11/28/2025	12/1/2025	392,038,000	392,171,293	U.S. Treasuries (including strips)	4.25	6/30/2031	400,014,799
Fixed Income Clearing Corp - Mizuho	4.09	11/28/2025	12/1/2025	1,059,000,000	1,059,360,943	Agency Mortgage-Backed Securities	1.45 - 6.50	7/1/2030 - 12/1/2055	915,951,520
						U.S. Treasuries (including strips)	0.00 - 4.63	2/28/2026 - 8/15/2050	164,596,677
									1,080,548,197
Fixed Income Clearing Corp - Natixis	4.09	11/28/2025	12/1/2025	1,233,000,000	1,233,420,248	U.S. Treasuries (including strips)	3.38 - 4.25	9/15/2028 - 2/28/2031	1,257,709,383
Fixed Income Clearing Corp - Natwest	4.10	11/28/2025	12/1/2025	16,000,000	16,005,467	U.S. Treasuries (including strips)	3.50 - 4.00	9/30/2027 - 1/31/2029	16,325,577
Fixed Income Clearing Corp - Nomura	4.09	11/28/2025	12/1/2025	1,652,000,000	1,652,563,057	U.S. Treasuries (including strips)	0.50 - 4.13	4/30/2026 - 11/15/2032	1,685,614,337
Fixed Income Clearing Corp - State Street Bank	4.09	11/28/2025	12/1/2025	1,063,000,000	1,063,362,306	Agency Mortgage-Backed Securities	1.50 - 6.50	10/1/2027 - 11/1/2055	1,087,689,553
Fixed Income Clearing Corp - State Street Bank	4.08	11/28/2025	12/1/2025	3,360,000,000	3,361,142,400	U.S. Treasuries (including strips)	0.63 - 4.25	12/15/2027 - 1/15/2028	3,427,028,204
ING Financial Markets LLC	4.05	10/30/2025	12/11/2025	505,000,000	507,386,125	Agency Mortgage-Backed Securities	1.50 - 6.00	10/1/2049 - 6/1/2055	516,954,360
ING Financial Markets LLC	4.02	11/24/2025	12/1/2025	35,000,000	35,027,358	U.S. Treasuries (including strips)	0.00	4/9/2026 - 10/1/2026	35,727,939
JP Morgan Securities, LLC	4.07(f)	11/18/2025	12/18/2025	4,897,000,000	4,913,608,992	U.S. Treasuries (including strips)	0.63 - 4.50	5/15/2027 - 4/30/2030	5,002,141,087
JP Morgan Securities, LLC	4.08(f)	11/7/2025	12/8/2025	2,854,000,000	2,864,027,053	Agency Mortgage-Backed Securities	1.50 - 7.50	3/1/2030 - 6/1/2064	2,918,831,560
Lloyds Bank Corp Mrkts	4.08	11/28/2025	12/5/2025	17,000,000	17,013,487	U.S. Treasuries (including strips)	1.38 - 4.13	11/15/2026 - 5/15/2033	17,345,935
Lloyds Bank Corp Mrkts	4.07	11/26/2025	12/3/2025	88,000,000	88,069,642	U.S. Treasuries (including strips)	1.38 - 4.63	3/31/2026 - 11/15/2055	89,811,609
Lloyds Bank PLC	3.90	11/26/2025	2/26/2026	113,000,000	114,126,234	U.S. Treasuries (including strips)	0.50 - 4.50	3/31/2026 - 8/15/2034	115,322,433
Lloyds Bank PLC	3.90	11/26/2025	2/25/2026	113,000,000	114,113,992	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	115,322,433
Lloyds Bank PLC	3.96	11/20/2025	2/20/2026	56,000,000	56,566,720	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	57,189,160
Lloyds Bank PLC	3.89	11/28/2025	2/6/2026	113,000,000	113,853,621	U.S. Treasuries (including strips)	0.38 - 6.75	1/31/2026 - 8/15/2034	115,297,316
Lloyds Bank PLC	3.95	11/24/2025	1/26/2026	56,000,000	56,387,100	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 8/15/2034	57,163,871
Lloyds Bank PLC	3.96	11/7/2025	1/23/2026	106,000,000	106,897,820	U.S. Treasuries (including strips)	0.50 - 4.63	3/31/2026 - 5/15/2034	108,405,437
Lloyds Bank PLC	4.09	9/26/2025	12/19/2025	55,000,000	55,524,883	U.S. Treasuries (including strips)	0.50 - 4.63	3/31/2026 - 8/15/2034	56,520,657
Lloyds Bank PLC	4.09	10/6/2025	12/8/2025	55,000,000	55,393,662	U.S. Treasuries (including strips)	0.38 - 4.63	1/31/2026 - 8/15/2034	56,456,921
MUFG Securities (Canada), Ltd.	4.01	10/30/2025	1/12/2026	126,000,000	127,038,590	Agency Mortgage-Backed Securities	1.50 - 6.50	12/1/2027 - 7/1/2055	128,056,674
						U.S. Treasuries (including strips)	2.38 - 3.63	8/31/2027 - 5/15/2051	921,615
									128,978,289
MUFG Securities (Canada), Ltd.	3.95	11/6/2025	12/11/2025	95,000,000	95,364,826	Agency Mortgage-Backed Securities	1.33 - 6.00	12/1/2027 - 1/1/2055	31,198,090
						U.S. Treasuries (including strips)	0.00 - 5.00	6/15/2027 - 2/15/2055	66,181,854
									97,379,944
MUFG Securities EMEA PLC	3.96	11/7/2025	12/11/2025	349,000,000	350,305,260	U.S. Treasuries (including strips)	0.75 - 3.88	8/31/2026 - 11/30/2029	356,696,554
MUFG Securities EMEA PLC	3.98	11/6/2025	12/8/2025	349,000,000	350,234,684	U.S. Treasuries (including strips)	0.50 - 4.88	3/15/2026 - 11/30/2029	356,740,211
MUFG Securities EMEA PLC	4.09	11/28/2025	12/1/2025	212,000,000	212,072,257	U.S. Treasuries (including strips)	0.00 - 3.50	12/18/2025 - 2/15/2039	216,195,465
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.01	10/30/2025	1/12/2026	504,000,000	508,154,360	Agency Mortgage-Backed Securities	2.00 - 6.50	1/1/2026 - 10/1/2055	515,912,410
Mizuho Bank, Ltd.	4.09	11/28/2025	12/1/2025	177,000,000	177,060,328	U.S. Treasuries (including strips)	1.63	5/15/2031	180,602,714
NatWest Market Securities Inc	4.05	11/25/2025	12/2/2025	336,000,000	336,264,600	U.S. Treasuries (including strips)	1.25 - 4.63	4/30/2027 - 11/15/2035	342,951,384
NatWest Market Securities Inc	4.09	11/28/2025	12/1/2025	86,000,000	86,029,312	U.S. Treasuries (including strips)	1.88 - 4.38	7/31/2026 - 5/15/2034	87,749,916
Norinchukin Bank	4.05	11/25/2025	12/2/2025	113,000,000	113,088,988	U.S. Treasuries (including strips)	3.38 - 4.50	5/15/2033 - 5/15/2041	115,298,920
Norinchukin Bank	4.08	11/28/2025	12/1/2025	113,000,000	113,038,420	U.S. Treasuries (including strips)	3.38 - 4.50	5/15/2033 - 11/15/2033	115,273,113
RBC Dominion Securities	3.98	11/3/2025	12/11/2025	522,000,000	524,192,980	U.S. Treasuries (including strips)	0.38 - 4.75	2/28/2026 - 2/15/2055	534,094,879
RBC Financial Group	3.91	11/4/2025	1/30/2026	573,000,000	578,414,373	Agency Mortgage-Backed Securities	3.50 - 6.00	6/1/2037 - 4/1/2055	993,798
						U.S. Treasuries (including strips)	0.13 - 4.63	1/15/2026 - 2/15/2055	495,484,812
						Agency Collateralized Mortgage Obligation	5.30 - 5.50	3/20/2054 - 6/20/2055	45,244,967
						Agency Debentures and Agency Strips	5.22 - 5.27	12/25/2054 - 8/25/2055	47,986,323
									589,709,900
RBC Financial Group	3.93	11/14/2025	1/23/2026	246,000,000	247,879,850	Agency Mortgage-Backed Securities	0.85 - 6.00	5/25/2030 - 11/25/2055	124,601,921
						U.S. Treasuries (including strips)	0.88 - 4.50	5/15/2027 - 8/15/2053	35,485,644
						Agency Collateralized Mortgage Obligation	3.00 - 5.25	11/20/2031 - 4/20/2054	18,671,533
						Agency Debentures and Agency Strips	4.77 - 6.50	8/25/2052 - 11/1/2055	73,603,971
									252,363,069
RBC Financial Group	3.91	11/12/2025	1/22/2026	115,000,000	115,886,810	Agency Mortgage-Backed Securities	2.00 - 6.50	4/1/2031 - 10/1/2055	60,778,988
						U.S. Treasuries (including strips)	0.00 - 4.13	7/31/2026 - 2/15/2053	57,260,020
									118,039,008
RBC Financial Group	4.00	11/4/2025	12/11/2025	764,000,000	767,140,889	Agency Mortgage-Backed Securities	3.50 - 6.00	3/15/2044 - 1/1/2058	118,650,269
						U.S. Treasuries (including strips)	0.63 - 4.63	2/28/2026 - 2/15/2053	663,988,972
									782,639,241
RBC Financial Group	3.99	10/23/2025	12/11/2025	381,000,000	383,069,148	Agency Mortgage-Backed Securities	3.00 - 6.00	9/1/2041 - 3/1/2055	6,681,623
						U.S. Treasuries (including strips)	0.00 - 4.25	1/31/2026 - 8/15/2053	382,246,512
						Agency Collateralized Mortgage Obligation	5.20 - 5.50	4/20/2054 - 6/20/2055	2,175,102
									391,103,237
Royal Bank of Canada	4.02	11/24/2025	12/1/2025	360,000,000	360,281,400	U.S. Treasuries (including strips)	1.88 - 4.25	2/28/2027 - 8/15/2035	367,487,053
SMBC Nikko Securities America Inc	4.09	11/28/2025	12/1/2025	696,000,000	696,237,220	U.S. Treasuries (including strips)	0.00 - 4.88	1/20/2026 - 2/15/2052	710,162,490
SMBC Nikko Securities America Inc	4.09	11/28/2025	12/1/2025	232,000,000	232,079,073	Agency Mortgage-Backed Securities	2.00 - 7.00	11/1/2028 - 9/1/2055	199,625,000
						U.S. Treasuries (including strips)	0.00 - 5.00	12/16/2025 - 2/15/2052	37,097,522
									236,722,522
Societe Generale	4.07	11/28/2025	12/5/2025	707,000,000	707,559,512	U.S. Treasuries (including strips)	1.50 - 4.63	11/15/2027 - 11/15/2051	721,384,663
Sumitomo Mitsui Banking Corp	4.01	11/26/2025	12/10/2025	40,000,000	40,062,378	U.S. Treasuries (including strips)	3.88 - 4.50	8/15/2033 - 11/15/2033	40,883,366
TD Securities (U.S.A.)	4.09	11/28/2025	12/1/2025	240,000,000	240,081,800	Agency Mortgage-Backed Securities	2.00 - 6.50	4/1/2027 - 10/20/2065	244,883,436
Wells Fargo Securities, LLC	3.96	11/20/2025	2/20/2026	504,000,000	509,100,480	Agency Mortgage-Backed Securities	1.50 - 6.50	4/1/2027 - 12/1/2055	514,688,028
						U.S. Treasuries (including strips)	3.38	9/15/2027	14,061
									514,702,089
Wells Fargo Securities, LLC	3.94	11/19/2025	2/19/2026	251,000,000	253,527,292	Agency Mortgage-Backed Securities	1.50 - 7.50	8/1/2026 - 12/1/2055	256,356,240
Wells Fargo Securities, LLC	3.94	11/18/2025	2/18/2026	251,000,000	253,527,292	Agency Mortgage-Backed Securities	2.00 - 6.50	8/1/2031 - 12/1/2055	256,384,260
Wells Fargo Securities, LLC	3.95	11/17/2025	2/13/2026	504,000,000	508,866,400	Agency Mortgage-Backed Securities	1.50 - 7.00	9/1/2026 - 12/1/2055	514,830,098
						U.S. Treasuries (including strips)	3.38	9/15/2027	39,673
									514,869,771
Wells Fargo Securities, LLC	3.92	11/10/2025	2/9/2026	252,000,000	254,497,040	Agency Mortgage-Backed Securities	1.50 - 6.50	4/1/2035 - 12/1/2055	257,627,765
Wells Fargo Securities, LLC	3.96	11/7/2025	1/7/2026	126,000,000	126,845,460	Agency Mortgage-Backed Securities	3.00 - 7.00	12/1/2034 - 11/1/2055	128,859,293
Wells Fargo Securities, LLC	4.04	10/30/2025	12/11/2025	1,262,000,000	1,267,948,226	Agency Mortgage-Backed Securities	1.50 - 7.50	11/1/2027 - 11/1/2055	1,291,862,622
Wells Fargo Securities, LLC	4.20	9/3/2025	12/3/2025	324,000,000	327,439,800	Agency Mortgage-Backed Securities	1.50 - 6.50	9/1/2026 - 12/1/2055	333,911,484
Total Repurchase Agreements				72,731,538,000	72,883,274,576				74,306,728,100

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$25,000,000 due 12/01/2025 at 4.09%
HSBC Securities Inc (USA)	25,000,000
25,000,000
$9,756,181,000 due 12/01/2025 at 4.09%
Bank of America NA	695,104,000
Bny Mellon Capital Market LLC	755,067,000
HSBC Securities Inc (USA)	186,405,000
JPMorgan Securities LLC	772,445,000
MUFG Securities (Canada) Ltd.	531,056,000
Rbc Dominion Securities Inc	1,448,210,000
Sumitomo Mitsui Banking Corp	2,529,490,000
Sumitomo Mitsui Banking Corp/New York	444,156,000
Wells Fargo Bank NA	1,544,676,000
Wells Fargo Securities LLC	849,572,000
9,756,181,000
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including repurchase agreements of $86,625,719,000) - See accompanying schedule: Unaffiliated issuers (cost $245,759,702,670)		$245,759,702,670
Cash		939,000,901
Receivable for investments sold		405,759,375
Receivable for fund shares sold		1,200,343,407
Interest receivable		466,736,219
Prepaid expenses		194,109
Other receivables		4,238,882
Total assets		248,775,975,563
Liabilities
Payable for investments purchased	$7,916,351,997
Payable for fund shares redeemed	1,153,356,004
Distributions payable	123,100,811
Accrued management fee	69,622,018
Other payables and accrued expenses	5,204,749
Total liabilities		9,267,635,579
Net Assets		$239,508,339,984
Net Assets consist of:
Paid in capital		$239,508,617,291
Total accumulated earnings (loss)		(277,307)
Net Assets		$239,508,339,984
Net Asset Value, offering price and redemption price per share ($239,508,339,984 ÷ 239,468,654,787 shares)		$1.00
Statement of Operations
Year ended November 30, 2025
Investment Income
Interest		$10,241,310,914
Expenses
Management fee	$850,700,299
Custodian fees and expenses	1,321,316
Independent trustees' fees and expenses	612,245
Registration fees	10,978,262
Audit fees	70,542
Legal	155,348
Miscellaneous	495,587
Total expenses		864,333,599
Net Investment income (loss)		9,376,977,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,194,884
Total net realized gain (loss)		1,194,884
Net increase in net assets resulting from operations		$9,378,172,199
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,376,977,315	$11,068,683,924
Net realized gain (loss)	1,194,884	115,205
Net increase in net assets resulting from operations	9,378,172,199	11,068,799,129
Distributions to shareholders	(9,376,866,609)	(11,069,010,909)

Share transactions
Proceeds from sales of shares	1,133,990,473,284	1,103,099,819,718
Reinvestment of distributions	7,617,112,067	8,833,640,429
Cost of shares redeemed	(1,137,614,545,454)	(1,105,073,572,664)

Net increase (decrease) in net assets and shares resulting from share transactions	3,993,039,897	6,859,887,483
Total increase (decrease) in net assets	3,994,345,487	6,859,675,703

Net Assets
Beginning of period	235,513,994,497	228,654,318,794
End of period	$239,508,339,984	$235,513,994,497

Other Information
Shares
Sold	1,133,990,473,307	1,103,099,819,718
Issued in reinvestment of distributions	7,617,112,067	8,833,640,429
Redeemed	(1,137,614,545,477)	(1,105,073,572,688)
Net increase (decrease)	3,993,039,897	6,859,887,459

Financial Highlights
Fidelity® Government Cash Reserves

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.049	.046	.010	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.049	.046	.010	- B
Distributions from net investment income	(.040)	(.049)	(.046)	(.010)	- B
Total distributions	(.040)	(.049)	(.046)	(.010)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.07%	5.02%	4.67%	1.03%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.37%	.40%	.41%	.34%	.33%
Expenses net of fee waivers, if any	.37%	.39%	.40%	.27%	.08%
Expenses net of all reductions, if any	.37%	.39%	.40%	.27%	.08%
Net investment income (loss)	4.00%	4.90%	4.58%	1.00%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$239,508,340	$235,513,994	$228,654,319	$214,352,646	$214,123,363

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Cash Reserves	$4,238,882

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$245,759,702,670

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$338,694
Capital loss carryforward	$(600,455)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(600,455)
Total capital loss carryforward	$(600,455)

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$9,376,866,609	$11,069,010,909

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Government Cash Reserves	.27

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized income-related fee and management fee rates were as follows:

	Total Management Fee Rate %	Income-Related Fee $	Income-Related Fee Rate %
Fidelity Government Cash Reserves	.36	228,346,396.10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Phillips Street Trust and Shareholders of Fidelity Government Cash Reserves
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Cash Reserves (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 52.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,187,194,733 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $9,376,866,609 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Cash Reserves
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board recognized that the income-based component of the fund's management fee, which no competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.
The Board considered that Lipper considers any class of a retail money market fund to be no load, even if the classes carry high minimums and would otherwise be classified as institutional load. The Board noted that Lipper reserves the institutional load designation in the money market universe for classes of funds that are offered to institutions and corporations rather than natural persons. The Board further noted that the no-load money market peer groups include both no minimum classes similar to Fidelity's retail classes as well as high minimum (e.g., $1 million) institutional classes that typically have lower fees.
The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. In the information provided to the Board, Fidelity noted that it believes that management fee comparisons are particularly unhelpful in the context of money market funds and that total expense comparisons are more useful. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below the total peer group median, but above the asset-sized peer group median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.539092.128
CAS-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026